Short-Term Borrowings - Summary of Short-Term Borrowings (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Abstract]
Federal statutory rate	35.00%	35.00%	35.00%
Compensation expense included in federal funds purchased and short-term borrowings rates	$ 178	$ 171	$ 175